Offsetting of Financial Assets and Financial Liabilities - Offsetting Information Regarding Financial Assets and Financial Liabilities (Detail) - Derivatives [member] - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Gross amounts of recognized financial assets	¥ 88,345	¥ 35,513
Amounts offset in the consolidated statements of financial position, financial assets	0	0
Net amounts presented in the consolidated statements of financial position, financial assets	88,345	35,513
Amounts not offset due to not meeting offsetting criteria despite being subject to a master netting agreement or similar agreement, financial assets	(39,415)	(20,082)
Net Amounts, financial assets	48,930	15,431
Gross amounts of recognized financial liabilities	52,786	55,076
Amounts offset in the consolidated statements of financial position, financial liabilities	0	0
Net amounts presented in the consolidated statements of financial position, financial liabilities	52,786	55,076
Amounts not offset due to not meeting offsetting criteria despite being subject to a master netting agreement or similar agreement, financial liabilities	(39,415)	(20,082)
Net Amounts, financial liabilities	¥ 13,371	¥ 34,994